Variable interest entities	12 Months Ended
Dec. 31, 2023
Variable Interest Entities
Variable interest entities	Variable interest entities
For further detail on the variable interest entities consolidated within the Consolidated Financial Statements, see Basis of consolidation within Note 2 — Basis of presentation and consolidation. Because cannabis remains a Schedule I controlled substance for U.S. Federal purposes, the assets of the Company’s variable interest entities can typically be used only to settle obligations of the variable interest entities, except for certain grandfathered obligations.
The following table presents summarized financial information about the Company’s variable interest entities as of and for the years ended December 31, 2023 and 2022:

	As of December 31,
	2023	2022
	Curaleaf, Inc	Curaleaf, Inc
Included in Consolidated Balance Sheets:
Current assets	$356,037	$552,607
Non-current assets	2,371,221	2,462,114
Current liabilities	924,456	917,905
Non-current liabilities	914,807	1,009,701
Equity attributable to Curaleaf Holdings, Inc.	711,380	1,016,691

	For the years ended December 31,
	2023	2022
	Curaleaf, Inc	Curaleaf, Inc
Included in Consolidated Statements of Operations:
Revenues	$1,282,701	$1,298,652
Net loss attributable to Curaleaf Holdings, Inc.	$211,467	$349,324